Consolidated Statements of Cash Flows - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Capital contribution received from OPG	$ 2	$ 12